Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Debt Disclosure [Abstract]
2017	$ 5,670
2018	3,580
2019	35,049
2020	1,637
2021	5,738
Thereafter	1,500
Long-term debt and Capital lease obligations	$ 53,174	$ 56,784